Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 905,428	$ 1,348,326	$ 1,394,619
Less: accumulated depreciation	(396,094)	(430,295)	(250,861)
Property and equipment, net	509,334	918,031	1,143,758
Vehicles And Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	406,013	551,906	593,097
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	61,072	314,819	314,819
Office Furniture Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	153,698	188,131	188,131
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	168,099	179,274	179,274
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	72,964	81,164	81,164
Q A Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	43,582	33,032	22,142
Tooling And Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 15,992